SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On July 25, 2019, the partnership entered into an agreement to sell the majority of its Manhattan multifamily portfolio for approximately $1.2 billion.